Offerings - Offering: 1	Nov. 17, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	899,972
Proposed Maximum Offering Price per Unit	1.81
Maximum Aggregate Offering Price	$ 1,628,950
Offering Note
(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of common stock.

(2)

This registration statement registers for resale an aggregate 899,972 shares of the registrant’s common stock, consisting of (i) 215,292 shares of the registrant’s common stock issuable upon the conversion of convertible notes, (ii) 246,498 shares of the registrant’s common stock issuable upon the exercise of warrants at an exercise price of $6.24 per share, and (iii) 438,182 shares of the registrant’s common stock issuable upon the exercise of warrants at an exercise price of $3.40 per share.

(3)

Represents shares that may be sold by the selling stockholders identified in the registration statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s common stock on the Nasdaq Capital Market on November 14, 2025.